T. ROWE PRICE Small-Cap Index Fund
September 30, 2023 (Unaudited)
1
Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.7%
COMMUNICATION SERVICES 2.4%
Diversified Telecommunication Services 0.4%
Anterix (1) 677 21
AST SpaceMobile (1)(2) 4,388 17
ATN International  607 19
Bandwidth, Class A (1) 1,210 14
Charge Enterprises (1) 6,885 4
Cogent Communications Holdings  2,299 142
Consolidated Communications Holdings (1) 4,137 14
EchoStar, Class A (1) 1,809 30
Globalstar (1)(2) 36,378 48
IDT, Class B (1) 873 19
Liberty Latin America, Class A (1) 1,948 16
Liberty Latin America, Class C (1) 7,758 63
Lumen Technologies (1)(2) 53,670 76
Ooma (1) 1,223 16
499
Entertainment 0.4%
Atlanta Braves Holdings, Class A (1) 550 21
Atlanta Braves Holdings, Class C (1) 2,424 87
Cinemark Holdings (1)(2) 5,846 107
IMAX (1) 2,405 46
Lions Gate Entertainment, Class A (1) 3,144 27
Lions Gate Entertainment, Class B (1) 6,299 50
Loop Media (1) 1,798 1
Madison Square Garden Entertainment (1) 2,326 76
Marcus (2) 1,317 20
Playstudios (1) 4,370 14
Reservoir Media (1) 1,089 7
Sphere Entertainment (1) 1,405 52
Vivid Seats, Class A (1) 1,347 9
517
Interactive Media & Services 0.7%
Bumble, Class A (1) 5,386 80
Cargurus (1) 5,203 91
Cars.com (1) 3,575 60
DHI Group (1) 2,329 7
Eventbrite, Class A (1) 4,069 40
EverQuote, Class A (1) 1,137 8
fuboTV (1)(2) 15,175 41
Grindr (1) 2,342 13
Liberty TripAdvisor Holdings, Class B (1) 25 1

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MediaAlpha, Class A (1) 1,136 9
Nextdoor Holdings (1) 7,951 15
Outbrain (1) 2,325 11
QuinStreet (1) 2,740 25
Shutterstock  1,334 51
System1 (1)(2) 1,221 2
TrueCar (1) 4,394 9
Vimeo (1) 8,180 29
Yelp (1) 3,573 149
Ziff Davis (1) 2,527 161
ZipRecruiter, Class A (1) 3,684 44
846
Media 0.7%
Advantage Solutions (1)(2) 4,976 14
AMC Networks, Class A (1) 1,660 20
Boston Omaha, Class A (1) 1,271 21
Cardlytics (1)(2) 1,801 30
Clear Channel Outdoor Holdings (1)(2) 20,072 32
Daily Journal (1) 74 22
Emerald Holding (1) 766 3
Entravision Communications, Class A  3,110 11
EW Scripps, Class A (1) 3,306 18
Gambling.com Group (1) 624 8
Gannett (1) 7,440 18
Gray Television  4,448 31
iHeartMedia, Class A (1) 5,650 18
Integral Ad Science Holding (1) 2,574 31
John Wiley & Sons, Class A  2,272 84
Magnite (1) 7,013 53
PubMatic, Class A (1) 2,294 28
Scholastic  1,442 55
Sinclair (2) 1,729 19
Stagwell (1) 4,154 19
TechTarget (1) 1,396 42
TEGNA  10,675 156
Thryv Holdings (1) 1,698 32
Townsquare Media, Class A  575 5
Urban One (1) 626 3
Urban One, Class D (1) 625 3
WideOpenWest (1) 2,816 22
798
Wireless Telecommunication Services 0.2%
Gogo (1) 3,580 43
Shenandoah Telecommunications  2,628 54
Spok Holdings  1,014 15

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Telephone & Data Systems  5,263 96
Tingo Group (1)(2) 6,016 6
214
Total Communication Services 2,874
CONSUMER DISCRETIONARY 10.6%
Automobile Components 1.5%
Adient (1) 5,100 187
American Axle & Manufacturing Holdings (1) 5,978 43
Atmus Filtration Technologies (1) 868 18
Cooper-Standard Holdings (1) 966 13
Dana  6,928 102
Dorman Products (1) 1,399 106
Fox Factory Holding (1) 2,262 224
Gentherm (1) 1,761 96
Goodyear Tire & Rubber (1) 15,002 186
Holley (1)(2) 2,778 14
LCI Industries  1,311 154
Luminar Technologies (1)(2) 14,599 66
Modine Manufacturing (1) 2,728 125
Patrick Industries  1,135 85
Solid Power (1)(2) 8,726 18
Standard Motor Products  1,110 37
Stoneridge (1) 1,395 28
Visteon (1) 1,500 207
XPEL (1) 1,202 93
1,802
Automobiles 0.1%
Fisker (1)(2) 10,452 67
Livewire Group (1) 543 4
Winnebago Industries  1,574 94
Workhorse Group (1) 8,260 3
168
Broadline Retail 0.1%
Big Lots  1,511 8
ContextLogic, Class A (1)(2) 1,193 5
Dillard's, Class A (2) 183 61
Qurate Retail, Class B (1) 65 —
Savers Value Village (1) 1,370 26
100
Distributors 0.0%
Weyco Group  295 7
7

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Diversified Consumer Services 1.2%
2U (1)(2) 4,075 10
Adtalem Global Education (1) 2,299 98
Carriage Services  726 20
Chegg (1) 6,273 56
Clear Secure, Class A  4,434 84
Coursera (1) 6,911 129
Duolingo (1) 1,530 254
European Wax Center, Class A (1)(2) 1,795 29
Frontdoor (1) 4,370 134
Graham Holdings, Class B  190 111
Laureate Education  6,929 98
Lincoln Educational Services (1) 1,342 11
Nerdy (1) 3,345 12
OneSpaWorld Holdings (1) 4,456 50
Perdoceo Education  3,629 62
Rover Group (1) 4,897 31
Strategic Education  1,192 90
Stride (1) 2,255 102
Udemy (1) 4,576 43
Universal Technical Institute (1) 1,768 15
WW International (1)(2) 2,875 32
1,471
Hotels, Restaurants & Leisure 2.2%
Accel Entertainment (1) 2,930 32
Bally's (1) 1,571 21
Biglari Holdings, Class B (1) 42 7
BJ's Restaurants (1) 1,215 29
Bloomin' Brands  4,648 114
Bluegreen Vacations Holding  586 21
Bowlero, Class A (1)(2) 1,685 16
Brinker International (1) 2,337 74
Carrols Restaurant Group (1) 2,069 14
Century Casinos (1) 1,369 7
Cheesecake Factory (2) 2,590 78
Chuy's Holdings (1) 950 34
Cracker Barrel Old Country Store (2) 1,168 78
Dave & Buster's Entertainment (1) 1,909 71
Denny's (1) 2,888 24
Dine Brands Global  838 41
El Pollo Loco Holdings  1,584 14
Everi Holdings (1) 4,499 59
Fiesta Restaurant Group (1) 872 7
First Watch Restaurant Group (1) 1,203 21
Full House Resorts (1)(2) 1,635 7

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Global Business Travel Group I (1) 1,588 9
Golden Entertainment  1,096 37
Hilton Grand Vacations (1) 4,337 177
Inspired Entertainment (1) 1,212 15
International Game Technology  5,786 175
Jack in the Box  1,106 76
Krispy Kreme (2) 4,624 58
Kura Sushi USA, Class A (1) 314 21
Life Time Group Holdings (1) 2,393 36
Light & Wonder (1) 4,856 346
Lindblad Expeditions Holdings (1) 1,957 14
Monarch Casino & Resort  708 44
Mondee Holdings (1)(2) 2,480 9
Nathan's Famous  159 11
Noodles (1) 1,999 5
ONE Group Hospitality (1)(2) 1,075 6
Papa John's International (2) 1,738 119
PlayAGS (1) 2,110 14
Portillo's, Class A (1) 2,428 37
Potbelly (1) 1,478 12
RCI Hospitality Holdings  470 29
Red Robin Gourmet Burgers (1) 781 6
Red Rock Resorts, Class A  2,529 104
Rush Street Interactive (1) 3,429 16
Sabre (1) 17,627 79
SeaWorld Entertainment (1) 1,922 89
Shake Shack, Class A (1) 2,014 117
Six Flags Entertainment (1) 3,851 91
Super Group SGHC (1) 7,221 27
Sweetgreen, Class A (1) 5,210 61
Target Hospitality (1)(2) 1,662 26
Xponential Fitness, Class A (1) 968 15
2,650
Household Durables 2.0%
Beazer Homes USA (1) 1,543 38
Cavco Industries (1) 464 123
Century Communities  1,512 101
Cricut, Class A (2) 2,542 24
Dream Finders Homes, Class A (1)(2) 1,284 29
Ethan Allen Interiors  1,208 36
GoPro, Class A (1) 7,111 22
Green Brick Partners (1) 1,370 57
Helen of Troy (1)(2) 1,275 149
Hooker Furnishings  613 12
Hovnanian Enterprises, Class A (1) 262 27

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Installed Building Products  1,274 159
iRobot (1) 1,466 56
KB Home  3,886 180
Landsea Homes (1) 660 6
La-Z-Boy  2,312 71
Legacy Housing (1) 517 10
LGI Homes (1) 1,098 109
Lovesac (1) 719 14
M/I Homes (1) 1,427 120
MDC Holdings  3,117 129
Meritage Homes  1,952 239
Purple Innovation (2) 3,083 5
Skyline Champion (1) 2,859 182
Snap One Holdings (1)(2) 906 8
Sonos (1) 6,722 87
Taylor Morrison Home (1) 5,593 238
Traeger (1) 1,896 5
Tri Pointe Homes (1) 5,248 144
United Homes Group (1) 302 2
Vizio Holding, Class A (1) 4,148 22
VOXX International (1) 684 5
2,409
Leisure Products 0.5%
Acushnet Holdings  1,661 88
AMMO (1)(2) 4,778 10
Clarus  1,705 13
Escalade  491 7
Funko, Class A (1)(2) 1,780 14
JAKKS Pacific (1) 356 7
Johnson Outdoors, Class A  306 17
Latham Group (1) 2,282 6
Malibu Boats, Class A (1) 1,086 53
Marine Products  418 6
MasterCraft Boat Holdings (1) 951 21
Smith & Wesson Brands  2,464 32
Solo Brands, Class A (1) 1,131 6
Sturm Ruger  942 49
Topgolf Callaway Brands (1) 7,678 106
Vista Outdoor (1) 3,073 102
537
Specialty Retail 2.5%
1-800-Flowers.com, Class A (1) 1,297 9
Aaron's  1,639 17
Abercrombie & Fitch, Class A (1) 2,606 147
Academy Sports & Outdoors  3,961 187

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
American Eagle Outfitters  9,700 161
America's Car-Mart (1) 332 30
Arko  4,424 32
Asbury Automotive Group (1) 1,104 254
BARK (1)(2) 7,401 9
Big 5 Sporting Goods  1,138 8
Boot Barn Holdings (1) 1,580 128
Buckle  1,653 55
Build-A-Bear Workshop  730 22
Caleres  1,818 52
Camping World Holdings, Class A (2) 2,222 45
CarParts.com (1) 3,003 12
Carvana (1) 5,084 213
Cato, Class A  939 7
Chico's FAS (1) 6,569 49
Children's Place (1) 635 17
Designer Brands, Class A (2) 2,569 33
Destination XL Group (1) 3,112 14
Duluth Holdings, Class B (1) 769 5
Envela (1) 372 2
EVgo (1)(2) 5,533 19
Foot Locker (2) 4,373 76
Genesco (1) 622 19
Group 1 Automotive  744 200
GrowGeneration (1)(2) 3,062 9
Guess?  1,546 33
Haverty Furniture  811 23
Hibbett  668 32
J Jill (1) 225 7
Lands' End (1) 747 6
Lazydays Holdings (1)(2) 624 5
Leslie's (1) 9,488 54
MarineMax (1) 1,126 37
Monro  1,679 47
National Vision Holdings (1) 4,138 67
ODP (1) 1,740 80
OneWater Marine, Class A (1)(2) 652 17
Overstock.com (1) 2,385 38
PetMed Express  1,064 11
Rent the Runway, Class A (1)(2) 2,348 2
Revolve Group (1)(2) 2,159 29
Sally Beauty Holdings (1) 5,717 48
Shoe Carnival  986 24
Signet Jewelers  2,393 172
Sleep Number (1) 1,149 28
Sonic Automotive, Class A  839 40

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sportsman's Warehouse Holdings (1) 1,884 8
Stitch Fix, Class A (1) 4,355 15
ThredUp, Class A (1)(2) 3,827 15
Tile Shop Holdings (1) 1,664 9
Tilly's, Class A (1) 1,114 9
Torrid Holdings (1)(2) 655 1
Upbound Group  2,932 86
Urban Outfitters (1) 3,390 111
Warby Parker, Class A (1) 4,584 60
Winmark  152 57
Zumiez (1) 823 15
3,017
Textiles, Apparel & Luxury Goods 0.5%
Allbirds, Class A (1)(2) 5,360 6
Figs, Class A (1)(2) 6,852 40
Fossil Group (1) 2,213 5
G-III Apparel Group (1) 2,207 55
Hanesbrands  18,729 74
Kontoor Brands  2,985 131
Movado Group  841 23
Oxford Industries  797 77
Rocky Brands  347 5
Steven Madden  4,016 128
Vera Bradley (1) 1,291 8
Wolverine World Wide  4,104 33
585
Total Consumer Discretionary 12,746
CONSUMER STAPLES 3.5%
Beverages 0.4%
Coca-Cola Consolidated  253 161
Duckhorn Portfolio (1) 2,373 24
MGP Ingredients  843 89
National Beverage (1) 1,264 59
Primo Water  8,301 115
Vita Coco (1) 1,529 40
Zevia PBC, Class A (1)(2) 1,229 3
491
Consumer Staples Distribution & Retail 0.6%
Andersons  1,717 89
Chefs' Warehouse (1) 1,881 40
HF Foods Group (1) 2,318 9
Ingles Markets, Class A  751 57
Natural Grocers by Vitamin Cottage  465 6
PriceSmart  1,374 102

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SpartanNash  1,835 40
Sprouts Farmers Market (1) 5,524 236
United Natural Foods (1) 3,127 44
Village Super Market, Class A  447 10
Weis Markets  886 56
689
Food Products 1.2%
Alico  407 10
B&G Foods  3,742 37
Benson Hill (1) 8,931 3
Beyond Meat (1)(2) 3,223 31
BRC, Class A (1)(2) 1,831 7
Calavo Growers  934 23
Cal-Maine Foods  2,032 98
Dole  3,828 44
Forafric Global (1) 256 3
Fresh Del Monte Produce  1,822 47
Hain Celestial Group (1) 4,697 49
Hostess Brands (1) 7,119 237
J & J Snack Foods  798 131
John B. Sanfilippo & Son  486 48
Lancaster Colony  1,048 173
Limoneira  987 15
Mission Produce (1) 2,545 25
Seneca Foods, Class A (1) 292 16
Simply Good Foods (1) 4,872 168
Sovos Brands (1)(2) 2,719 61
SunOpta (1) 4,917 17
TreeHouse Foods (1) 2,735 119
Utz Brands (2) 3,844 52
Vital Farms (1) 1,664 19
Westrock Coffee (1)(2) 1,554 14
1,447
Household Products 0.3%
Central Garden & Pet (1) 507 22
Central Garden & Pet, Class A (1) 2,086 83
Energizer Holdings  3,800 122
Oil-Dri  272 17
WD-40  718 146
390
Personal Care Products 0.9%
Beauty Health (1)(2) 4,295 26
BellRing Brands (1) 7,180 296
Edgewell Personal Care  2,725 101

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
elf Beauty (1) 2,858 314
Herbalife (1) 5,237 73
Inter Parfums  975 131
Medifast  582 43
Nature's Sunshine Products (1) 709 12
Nu Skin Enterprises, Class A  2,677 57
Thorne HealthTech (1) 809 8
USANA Health Sciences (1) 603 35
Waldencast, Class A (1)(2) 1,986 19
1,115
Tobacco 0.1%
Ispire Technology (1) 133 1
Turning Point Brands  936 22
Universal  1,282 61
Vector Group  7,737 82
166
Total Consumer Staples 4,298
ENERGY 8.4%
Energy Equipment & Services 3.0%
Archrock  7,397 93
Atlas Energy Solutions, Class A  897 20
Borr Drilling (1) 11,609 82
Bristow Group (1) 1,268 36
Cactus, Class A  3,430 172
ChampionX  10,649 379
Core Laboratories  2,490 60
Diamond Offshore Drilling (1) 5,384 79
DMC Global (1) 1,039 25
Dril-Quip (1) 1,843 52
Expro Group Holdings (1) 4,660 108
Forum Energy Technologies (1) 544 13
Helix Energy Solutions Group (1) 7,618 85
Helmerich & Payne  5,184 219
KLX Energy Services Holdings (1) 625 7
Kodiak Gas Services (1) 812 15
Liberty Energy, Class A  8,916 165
Mammoth Energy Services (1) 1,149 5
Nabors Industries (1) 493 61
Newpark Resources (1) 3,976 28
Noble (2) 5,926 300
Oceaneering International (1) 5,333 137
Oil States International (1) 3,352 28
Patterson-UTI Energy  18,941 262
ProFrac Holding, Class A (1)(2) 1,417 15

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ProPetro Holding (1) 5,305 56
Ranger Energy Services  765 11
RPC  4,557 41
SEACOR Marine Holdings (1) 1,184 17
Seadrill (1) 2,678 120
Select Water Solutions, Class A  4,377 35
Solaris Oilfield Infrastructure, Class A  1,729 19
TETRA Technologies (1) 6,693 43
Tidewater (1) 2,550 181
U.S. Silica Holdings (1) 4,053 57
Valaris (1) 3,272 245
Weatherford International (1) 3,811 344
3,615
Oil, Gas & Consumable Fuels 5.4%
Amplify Energy (1) 1,988 15
Ardmore Shipping  2,166 28
Berry  4,094 34
California Resources  3,831 215
Callon Petroleum (1) 3,250 127
Centrus Energy, Class A (1) 651 37
Chord Energy  2,241 363
Civitas Resources (2) 3,708 300
Clean Energy Fuels (1) 9,086 35
CNX Resources (1) 8,485 192
Comstock Resources (2) 4,881 54
CONSOL Energy  1,782 187
Crescent Energy, Class A  2,003 25
CVR Energy (2) 1,577 54
Delek U.S. Holdings  3,461 98
Denbury (1) 2,729 267
DHT Holdings  7,315 75
Dorian LPG  1,681 48
Earthstone Energy, Class A (1) 3,030 61
Empire Petroleum (1)(2) 738 7
Encore Energy (1) 7,800 25
Energy Fuels (1)(2) 8,336 69
Enviva (2) 1,774 13
Equitrans Midstream  23,162 217
Evolution Petroleum  1,552 11
Excelerate Energy, Class A  986 17
FLEX LNG  1,606 48
Gevo (1)(2) 12,982 15
Golar LNG  5,379 130
Granite Ridge Resources  1,280 8
Green Plains (1) 3,073 93

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Gulfport Energy (1) 584 69
Hallador Energy (1) 1,252 18
HighPeak Energy (2) 671 11
International Seaways  2,162 97
Kinetik Holdings  905 31
Kosmos Energy (1) 24,220 198
Magnolia Oil & Gas, Class A  9,829 225
Matador Resources  6,065 361
Murphy Oil  7,954 361
NACCO Industries, Class A  225 8
NextDecade (1) 1,791 9
Nordic American Tankers  10,966 45
Northern Oil & Gas  4,343 175
Overseas Shipholding Group, Class A (1) 3,472 15
Par Pacific Holdings (1) 2,938 106
PBF Energy, Class A  6,062 325
Peabody Energy  6,613 172
Permian Resources  14,684 205
PrimeEnergy Resources (1) 36 4
REX American Resources (1) 836 34
Riley Exploration Permian  484 15
Ring Energy (1)(2) 6,059 12
SandRidge Energy  1,728 27
Scorpio Tankers  2,611 141
SFL  6,138 68
SilverBow Resources (1) 930 33
Sitio Royalties, Class A  4,289 104
SM Energy  6,382 253
Talos Energy (1) 5,834 96
Teekay (1) 3,559 22
Teekay Tankers, Class A  1,274 53
Tellurian (1)(2) 28,111 33
Uranium Energy (1) 19,456 100
VAALCO Energy  5,819 26
Verde Clean Fuels (1) 210 1
Vertex Energy (1) 3,370 15
Vital Energy (1)(2) 888 49
Vitesse Energy  1,322 30
W&T Offshore (1) 5,375 24
World Kinect  3,285 74
6,513
Total Energy 10,128
FINANCIALS 15.9%
Banks 8.4%
1st Source  890 37

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ACNB  438 14
Amalgamated Financial  988 17
Amerant Bancorp  1,382 24
American National Bankshares  542 21
Ameris Bancorp  3,507 135
Ames National  425 7
Arrow Financial  763 13
Associated Banc-Corp  8,038 138
Atlantic Union Bankshares  3,991 115
Axos Financial (1) 3,016 114
Banc of California  2,932 36
BancFirst  1,171 102
Bancorp (1) 2,827 98
Bank First (2) 501 39
Bank of Hawaii (2) 2,084 104
Bank of Marin Bancorp  822 15
Bank of NT Butterfield & Son  2,638 71
Bank7  185 4
BankUnited  3,957 90
Bankwell Financial Group  316 8
Banner  1,814 77
Bar Harbor Bankshares  824 19
BayCom  662 13
BCB Bancorp  803 9
Berkshire Hills Bancorp  2,351 47
Blue Foundry Bancorp (1) 1,068 9
Blue Ridge Bankshares  938 4
Bridgewater Bancshares (1) 1,034 10
Brookline Bancorp  4,575 42
Burke & Herbert Financial Services (2) 358 17
Business First Bancshares  1,297 24
Byline Bancorp  1,357 27
C&F Financial  162 9
Cadence Bank  9,665 205
Cambridge Bancorp  416 26
Camden National  741 21
Capital Bancorp  559 11
Capital City Bank Group  690 21
Capitol Federal Financial  6,851 33
Capstar Financial Holdings  1,066 15
Carter Bankshares (1) 1,223 15
Cathay General Bancorp  3,693 128
Central Pacific Financial  1,473 25
Central Valley Community Bancorp  493 7
Chemung Financial  173 7
ChoiceOne Financial Services (2) 344 7

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Citizens & Northern  787 14
Citizens Financial Services  214 10
City Holding  785 71
Civista Bancshares  867 13
CNB Financial  1,126 20
Coastal Financial (1) 585 25
Codorus Valley Bancorp  473 9
Colony Bankcorp  879 9
Columbia Financial (1) 1,595 25
Community Bank System  2,812 119
Community Trust Bancorp  820 28
ConnectOne Bancorp  1,947 35
CrossFirst Bankshares (1) 2,448 25
Customers Bancorp (1) 1,511 52
CVB Financial  7,062 117
Dime Community Bancshares  1,829 37
Eagle Bancorp  1,608 34
Eastern Bankshares  8,236 103
Enterprise Bancorp  519 14
Enterprise Financial Services  1,934 73
Equity Bancshares, Class A  775 19
Esquire Financial Holdings  350 16
ESSA Bancorp  429 6
Evans Bancorp  259 7
Farmers & Merchants Bancorp (2) 682 12
Farmers National Banc  1,962 23
FB Financial  1,895 54
Fidelity D&D Bancorp  264 12
Financial Institutions  850 14
First Bancorp  551 13
First Bancorp North Carolina  2,124 60
First BanCorp Puerto Rico  9,418 127
First Bancshares  1,642 44
First Bank New Jersey  1,138 12
First Busey  2,810 54
First Business Financial Services  424 13
First Commonwealth Financial  5,456 67
First Community  364 6
First Community Bankshares  936 28
First Financial  620 21
First Financial Bancorp  5,011 98
First Financial Bankshares  6,948 175
First Foundation  2,775 17
First Interstate BancSystem, Class A  4,389 109
First Merchants  3,146 88
First Mid Bancshares  1,033 27

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
First of Long Island  1,193 14
First Western Financial (1) 480 9
Five Star Bancorp  730 15
Flushing Financial  1,447 19
FS Bancorp  377 11
Fulton Financial  8,648 105
FVCBankcorp (1)(2) 856 11
German American Bancorp  1,470 40
Glacier Bancorp  5,988 171
Great Southern Bancorp  482 23
Greene County Bancorp  367 9
Guaranty Bancshares  469 13
Hancock Whitney  4,625 171
Hanmi Financial  1,615 26
HarborOne Bancorp  2,248 21
HBT Financial  678 12
Heartland Financial USA  2,254 66
Heritage Commerce  3,195 27
Heritage Financial  1,865 30
Hilltop Holdings  2,515 71
Hingham Institution For Savings (2) 82 15
Home Bancorp  367 12
Home BancShares  10,175 213
HomeStreet  1,016 8
HomeTrust Bancshares  800 17
Hope Bancorp  6,212 55
Horizon Bancorp  2,340 25
Independent Bank, (MA)  2,348 115
Independent Bank, (MI)  1,038 19
Independent Bank Group  1,932 76
International Bancshares  2,866 124
John Marshall Bancorp  718 13
Kearny Financial  2,373 16
Lakeland Bancorp  3,338 42
Lakeland Financial  1,324 63
LCNB  520 7
Live Oak Bancshares  1,582 46
Luther Burbank  531 4
Macatawa Bank  1,478 13
MainStreet Bancshares  343 7
Mercantile Bank  847 26
Metrocity Bankshares  959 19
Metropolitan Bank Holding (1) 538 20
Mid Penn Bancorp  742 15
Middlefield Banc (2) 445 11
Midland States Bancorp  1,150 24

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MidWestOne Financial Group  733 15
MVB Financial  650 15
National Bank Holdings, Class A  1,957 58
National Bankshares  284 7
NBT Bancorp  2,439 77
Nicolet Bankshares  685 48
Northeast Bank  348 15
Northeast Community Bancorp (2) 758 11
Northfield Bancorp  2,208 21
Northrim BanCorp  311 12
Northwest Bancshares  6,789 69
Norwood Financial  419 11
Oak Valley Bancorp  331 8
OceanFirst Financial  3,102 45
OFG Bancorp  2,471 74
Old National Bancorp  15,707 228
Old Second Bancorp  2,330 32
Orange County Bancorp  293 13
Origin Bancorp  1,561 45
Orrstown Financial Services  538 11
Pacific Premier Bancorp  5,037 110
PacWest Bancorp  6,214 49
Park National (2) 763 72
Parke Bancorp  557 9
Pathward Financial  1,417 65
PCB Bancorp  607 9
Peapack-Gladstone Financial  945 24
Penns Woods Bancorp  337 7
Peoples Bancorp  1,810 46
Peoples Financial Services  365 15
Pioneer Bancorp (1) 581 5
Plumas Bancorp  311 11
Preferred Bank  703 44
Premier Financial  1,856 32
Primis Financial  1,043 8
Princeton Bancorp  250 7
Provident Financial Services  3,875 59
QCR Holdings  868 42
RBB Bancorp  879 11
Red River Bancshares  265 12
Renasant  2,947 77
Republic Bancorp, Class A  455 20
S&T Bancorp  2,102 57
Sandy Spring Bancorp  2,363 51
Seacoast Banking  4,453 98
ServisFirst Bancshares  2,705 141

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Shore Bancshares  1,567 16
Sierra Bancorp  772 15
Simmons First National, Class A  6,703 114
SmartFinancial  887 19
South Plains Financial  677 18
Southern First Bancshares (1) 363 10
Southern Missouri Bancorp  466 18
Southern States Bancshares  369 8
Southside Bancshares  1,536 44
SouthState  4,078 275
Stellar Bancorp  2,589 55
Sterling Bancorp (1) 1,239 7
Stock Yards Bancorp  1,432 56
Summit Financial Group  625 14
Texas Capital Bancshares (1) 2,542 150
Third Coast Bancshares (1) 684 12
Timberland Bancorp  427 12
Tompkins Financial  724 35
Towne Bank  3,734 86
TriCo Bancshares  1,659 53
Triumph Financial (1) 1,183 77
TrustCo Bank  986 27
Trustmark  3,242 70
UMB Financial  2,350 146
United Bankshares  6,941 191
United Community Banks  6,115 155
Unity Bancorp  390 9
Univest Financial  1,534 27
USCB Financial Holdings (1) 573 6
Valley National Bancorp  22,895 196
Veritex Holdings  2,803 50
Virginia National Bankshares  232 7
Washington Federal  3,466 89
Washington Trust Bancorp  925 24
WesBanco  3,058 75
West BanCorp  920 15
Westamerica BanCorp  1,389 60
WSFS Financial  3,252 119
10,110
Capital Markets 1.4%
AlTi Global (1)(2) 1,037 7
Artisan Partners Asset Management, Class A  3,260 122
AssetMark Financial Holdings (1) 1,145 29
Avantax (1) 2,061 53
B. Riley Financial (2) 976 40

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Bakkt Holdings (1) 3,910 5
BGC Group, Class A  16,721 88
Brightsphere Investment Group  1,770 34
Cohen & Steers  1,384 87
Diamond Hill Investment Group  148 25
Donnelley Financial Solutions (1) 1,320 74
Forge Global Holdings (1) 6,206 13
GCM Grosvenor, Class A  2,298 18
Hamilton Lane, Class A  1,947 176
MarketWise  1,695 3
Moelis, Class A  3,533 159
Open Lending, Class A (1) 5,315 39
P10, Class A  2,281 26
Patria Investments, Class A  2,911 42
Perella Weinberg Partners  2,266 23
Piper Sandler  921 134
PJT Partners, Class A (2) 1,254 100
Sculptor Capital Management  1,104 13
Silvercrest Asset Management Group, Class A  501 8
StepStone Group, Class A  2,876 91
StoneX Group (1) 952 92
Value Line  33 1
Victory Capital Holdings, Class A  1,476 49
Virtus Investment Partners  371 75
WisdomTree  7,427 52
1,678
Consumer Finance 0.8%
Atlanticus Holdings (1) 227 7
Bread Financial Holdings  2,685 92
Consumer Portfolio Services (1) 441 4
Encore Capital Group (1) 1,251 60
Enova International (1) 1,620 82
FirstCash Holdings  2,007 201
Green Dot, Class A (1) 2,422 34
LendingClub (1) 5,588 34
LendingTree (1) 523 8
Navient  4,701 81
Nelnet, Class A  775 69
NerdWallet, Class A (1) 1,905 17
OppFi (1) 515 1
PRA Group (1) 2,026 39
PROG Holdings (1) 2,464 82
Regional Management  410 11
Upstart Holdings (1)(2) 3,805 109

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
World Acceptance (1)(2) 218 28
959
Financial Services 2.3%
Acacia Research (1) 1,872 7
Alerus Financial  1,006 18
A-Mark Precious Metals (2) 1,016 30
AvidXchange Holdings (1) 7,955 75
Banco Latinoamericano de Comercio Exterior, Class E  1,474 31
Cannae Holdings (1) 3,838 72
Cantaloupe (1) 3,165 20
Cass Information Systems  738 27
Compass Diversified Holdings (2) 3,406 64
Enact Holdings  1,595 43
Essent Group  5,672 268
EVERTEC  3,486 130
Federal Agricultural Mortgage, Class C  483 75
Finance of America, Class A (1) 2,796 4
Flywire (1) 5,098 163
I3 Verticals, Class A (1) 1,163 25
International Money Express (1) 1,772 30
Jackson Financial, Class A  4,396 168
Marqeta, Class A (1) 26,001 155
Merchants Bancorp  857 24
Mr Cooper Group (1) 3,512 188
NewtekOne (2) 1,244 18
NMI Holdings, Class A (1) 4,354 118
Ocwen Financial (1) 316 8
Pagseguro Digital, Class A (1) 10,503 90
Payoneer Global (1) 14,101 86
Paysafe (1) 1,758 21
Paysign (1) 1,613 3
PennyMac Financial Services  1,349 90
Priority Technology Holdings (1) 793 3
Radian Group  8,344 209
Remitly Global (1) 6,934 175
Repay Holdings (1) 4,448 34
Security National Financial, Class A (1) 616 5
StoneCo, Class A (1) 15,628 167
SWK Holdings (1) 187 3
Velocity Financial (1) 436 5
Walker & Dunlop  1,689 125
Waterstone Financial  994 11
2,788
Insurance 1.8%
Ambac Financial Group (1) 2,334 28

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
American Coastal Insurance, Class C (1)(2) 968 7
American Equity Investment Life Holding (1) 4,169 224
AMERISAFE  1,027 51
Argo Group International Holdings  1,733 52
BRP Group, Class A (1) 3,205 74
CNO Financial Group  6,030 143
Crawford, Class A  819 8
Donegal Group, Class A  783 11
eHealth (1) 1,409 10
Employers Holdings  1,442 58
Enstar Group (1) 634 153
F&G Annuities & Life (2) 993 28
Fidelis Insurance Holdings (1) 801 12
Genworth Financial, Class A (1) 25,213 148
GoHealth, Class A (1) 194 3
Goosehead Insurance, Class A (1)(2) 1,154 86
Greenlight Capital Re, Class A (1) 1,375 15
HCI Group  344 19
Hippo Holdings (1)(2) 516 4
Horace Mann Educators  2,193 64
Investors Title  67 10
James River Group Holdings  1,904 29
Kingsway Financial Services (1) 526 4
Lemonade (1)(2) 2,662 31
Maiden Holdings (1) 4,468 8
MBIA (1) 2,590 19
Mercury General  1,400 39
National Western Life Group, Class A  119 52
NI Holdings (1) 411 5
Oscar Health, Class A (1) 8,228 46
Palomar Holdings (1) 1,314 67
ProAssurance  2,923 55
Safety Insurance Group  763 52
Selective Insurance Group  3,223 332
Selectquote (1) 6,788 8
SiriusPoint (1) 4,925 50
Skyward Specialty Insurance Group (1) 1,283 35
Stewart Information Services  1,412 62
Tiptree  1,247 21
Trupanion (1)(2) 2,104 59
United Fire Group  1,150 23
Universal Insurance Holdings  1,361 19
2,224
Mortgage Real Estate Investment Trusts 1.2%
AFC Gamma, REIT  835 10

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Angel Oak Mortgage REIT, REIT (2) 590 5
Apollo Commercial Real Estate Finance, REIT  7,559 77
Arbor Realty Trust, REIT (2) 9,668 147
Ares Commercial Real Estate, REIT (2) 2,800 27
ARMOUR Residential REIT, REIT (2) 12,225 52
Blackstone Mortgage Trust, Class A, REIT (2) 9,193 200
BrightSpire Capital, REIT  6,873 43
Chicago Atlantic Real Estate Finance, REIT  938 14
Chimera Investment, REIT (2) 12,345 67
Claros Mortgage Trust  4,764 53
Dynex Capital, REIT  2,898 35
Ellington Financial, REIT (2) 3,494 44
Franklin BSP Realty Trust, REIT  4,435 59
Granite Point Mortgage Trust, REIT  2,597 13
Hannon Armstrong Sustainable Infrastructure Capital, REIT (2) 5,517 117
Invesco Mortgage Capital, REIT  2,282 23
KKR Real Estate Finance Trust, REIT  3,152 37
Ladder Capital, REIT  5,979 61
MFA Financial, REIT  5,438 52
New York Mortgage Trust, REIT (2) 4,771 40
Nexpoint Real Estate Finance, REIT  401 6
Orchid Island Capital, REIT  2,390 20
PennyMac Mortgage Investment Trust, REIT  4,714 58
Ready Capital, REIT  8,520 86
Redwood Trust, REIT (2) 5,343 38
TPG RE Finance Trust, REIT  3,722 25
Two Harbors Investment, REIT  5,145 68
1,477
Total Financials 19,236
HEALTH CARE 14.9%
Biotechnology 6.7%
2seventy bio (1)(2) 2,469 10
4D Molecular Therapeutics (1) 2,106 27
89bio (1) 3,342 52
Aadi Bioscience (1) 902 4
ACADIA Pharmaceuticals (1) 6,404 133
ACELYRIN (1) 1,751 18
Acrivon Therapeutics (1) 389 4
Actinium Pharmaceuticals (1)(2) 1,535 9
Adicet Bio (1)(2) 1,559 2
ADMA Biologics (1) 11,275 40
Aduro Biotech, CVR (1)(3) 35 —
Aerovate Therapeutics (1) 649 9
Agenus (1) 18,230 21
Agios Pharmaceuticals (1) 2,941 73

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Akero Therapeutics (1) 2,724 138
Aldeyra Therapeutics (1) 2,571 17
Alector (1) 3,475 23
Alkermes (1) 8,886 249
Allakos (1) 3,269 7
Allogene Therapeutics (1)(2) 4,478 14
Allovir (1) 2,887 6
Alpine Immune Sciences (1) 1,694 19
Altimmune (1) 2,433 6
ALX Oncology Holdings (1)(2) 1,167 6
Amicus Therapeutics (1) 14,932 182
AnaptysBio (1) 1,035 19
Anavex Life Sciences (1)(2) 3,836 25
Anika Therapeutics (1) 821 15
Annexon (1) 2,248 5
Apogee Therapeutics (1) 1,030 22
Arbutus Biopharma (1)(2) 7,006 14
Arcellx (1) 2,046 73
Arcturus Therapeutics Holdings (1) 1,219 31
Arcus Biosciences (1) 2,780 50
Arcutis Biotherapeutics (1)(2) 2,739 15
Ardelyx (1) 11,328 46
Arrowhead Pharmaceuticals (1) 5,345 144
ARS Pharmaceuticals (1) 1,195 5
Astria Therapeutics (1)(2) 1,257 9
Atara Biotherapeutics (1) 4,755 7
Aura Biosciences (1) 1,414 13
Aurinia Pharmaceuticals (1)(2) 7,217 56
Avid Bioservices (1) 3,267 31
Avidity Biosciences (1) 3,731 24
Avita Medical (1) 1,339 20
Beam Therapeutics (1)(2) 3,708 89
BioAtla (1) 2,179 4
BioCryst Pharmaceuticals (1)(2) 10,096 71
Biohaven (1) 3,078 80
Biomea Fusion (1) 1,102 15
BioVie (1)(2) 162 1
Bioxcel Therapeutics (1)(2) 955 2
Bluebird Bio (1)(2) 5,731 17
Blueprint Medicines (1) 3,216 162
Bridgebio Pharma (1) 6,145 162
Cabaletta Bio (1) 1,857 28
CareDx (1)(2) 2,858 20
Caribou Biosciences (1) 4,043 19
Carisma Therapeutics (2) 1,312 6
Catalyst Pharmaceuticals (1) 5,350 63

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Celcuity (1)(2) 1,000 9
Celldex Therapeutics (1) 2,493 69
Century Therapeutics (1) 1,338 3
Cerevel Therapeutics Holdings (1)(2) 3,255 71
Chinook Therapeutics, CVR (1)(3) 2,945 —
Cogent Biosciences (1) 4,333 42
Coherus Biosciences (1)(2) 5,387 20
Compass Therapeutics (1) 5,220 10
Crinetics Pharmaceuticals (1) 3,434 102
Cue Biopharma (1) 1,704 4
Cullinan Oncology (1) 1,373 12
Cymabay Therapeutics (1) 5,187 77
Cytokinetics (1) 4,939 146
Day One Biopharmaceuticals (1) 3,348 41
Deciphera Pharmaceuticals (1) 2,725 35
Denali Therapeutics (1) 6,254 129
Design Therapeutics (1) 1,785 4
Disc Medicine (1)(2) 477 22
Dynavax Technologies (1) 6,889 102
Dyne Therapeutics (1) 2,259 20
Eagle Pharmaceuticals (1) 506 8
Editas Medicine (1) 4,412 34
Emergent BioSolutions (1) 2,517 9
Enanta Pharmaceuticals (1) 1,020 11
Entrada Therapeutics (1) 1,180 19
EQRx (1) 16,740 37
Erasca (1) 4,087 8
Fate Therapeutics (1) 4,232 9
Fennec Pharmaceuticals (1) 894 7
FibroGen (1) 4,480 4
Foghorn Therapeutics (1)(2) 1,084 5
Genelux (1) 1,005 25
Generation Bio (1) 2,312 9
Geron (1) 26,756 57
Graphite Bio (1) 1,386 3
Gritstone bio (1) 4,319 7
GTx, CVR (1)(3) 1 —
Halozyme Therapeutics (1) 6,916 264
Heron Therapeutics (1)(2) 4,863 5
HilleVax (1) 1,181 16
Humacyte (1)(2) 3,559 10
Icosavax (1)(2) 1,551 12
Ideaya Biosciences (1) 2,863 77
IGM Biosciences (1)(2) 662 6
Immuneering, Class A (1) 1,186 9
ImmunityBio (1)(2) 6,337 11

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ImmunoGen (1) 12,762 203
Immunovant (1) 2,877 110
Inhibrx (1)(2) 1,801 33
Inozyme Pharma (1)(2) 1,667 7
Insmed (1) 6,988 176
Intellia Therapeutics (1) 4,661 147
Intercept Pharmaceuticals (1)(2) 2,191 41
Iovance Biotherapeutics (1) 12,239 56
Ironwood Pharmaceuticals (1) 7,390 71
iTeos Therapeutics (1) 1,379 15
Janux Therapeutics (1)(2) 855 9
KalVista Pharmaceuticals (1)(2) 1,285 12
Karyopharm Therapeutics (1)(2) 5,572 7
Keros Therapeutics (1) 1,205 38
Kezar Life Sciences (1)(2) 3,636 4
Kiniksa Pharmaceuticals, Class A (1) 1,690 29
Kodiak Sciences (1) 1,676 3
Krystal Biotech (1) 1,146 133
Kura Oncology (1) 3,784 35
Kymera Therapeutics (1)(2) 1,994 28
Larimar Therapeutics (1) 1,266 5
Lexicon Pharmaceuticals (1)(2) 4,609 5
Ligand Pharmaceuticals (1) 889 53
Lineage Cell Therapeutics (1) 6,351 7
Lyell Immunopharma (1)(2) 9,510 14
MacroGenics (1) 3,453 16
Madrigal Pharmaceuticals (1) 722 105
MannKind (1)(2) 13,542 56
MeiraGTx Holdings (1) 1,609 8
Merrimack Pharmaceuticals (1) 516 6
Mersana Therapeutics (1) 5,174 7
MiMedx Group (1) 6,068 44
Mineralys Therapeutics (1) 705 7
Mirum Pharmaceuticals (1)(2) 1,305 41
Monte Rosa Therapeutics (1)(2) 1,517 7
Morphic Holding (1) 1,832 42
Myriad Genetics (1) 4,302 69
Nkarta (1)(2) 1,725 2
Novavax (1)(2) 4,520 33
Nurix Therapeutics (1) 2,540 20
Nuvalent, Class A (1) 1,296 60
Nuvectis Pharma (1) 447 6
Ocean Biomedical (1) 425 2
Olema Pharmaceuticals (1) 1,462 18
Omega Therapeutics (1)(2) 1,199 3
Organogenesis Holdings (1) 3,770 12

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ORIC Pharmaceuticals (1) 2,152 13
Outlook Therapeutics (1)(2) 8,024 2
Ovid therapeutics (1) 3,366 13
PDS Biotechnology (1)(2) 1,376 7
PepGen (1) 515 3
PMV Pharmaceuticals (1) 2,018 12
Point Biopharma Global (1)(2) 4,726 32
Poseida Therapeutics (1) 3,347 8
Precigen (1)(2) 7,440 11
Prelude Therapeutics (1) 1,020 3
Prime Medicine (1)(2) 2,100 20
ProKidney (1) 2,365 11
Protagonist Therapeutics (1) 3,048 51
Protalix BioTherapeutics (1) 3,813 6
Prothena (1) 2,200 106
PTC Therapeutics (1) 3,758 84
Rallybio (1) 1,503 5
RAPT Therapeutics (1) 1,588 26
Recursion Pharmaceuticals, Class A (1)(2) 7,245 55
REGENXBIO (1) 2,176 36
Relay Therapeutics (1) 4,811 40
Reneo Pharmaceuticals (1)(2) 759 6
Replimune Group (1) 2,224 38
REVOLUTION Medicines (1) 5,376 149
Rhythm Pharmaceuticals (1) 2,716 62
Rigel Pharmaceuticals (1) 9,422 10
Rocket Pharmaceuticals (1) 2,987 61
Sage Therapeutics (1) 2,856 59
Sagimet Biosciences, Class A (1) 283 2
Sana Biotechnology (1)(2) 5,140 20
Sangamo Therapeutics (1) 7,676 5
Savara (1) 4,919 19
Scholar Rock Holding (1)(2) 2,377 17
Selecta Biosciences (1)(2) 5,723 6
Seres Therapeutics (1)(2) 5,366 13
SpringWorks Therapeutics (1)(2) 3,099 72
Stoke Therapeutics (1)(2) 1,376 5
Summit Therapeutics (1)(2) 5,696 11
Sutro Biopharma (1) 3,120 11
Syndax Pharmaceuticals (1) 3,540 51
Tango Therapeutics (1) 2,418 27
Tenaya Therapeutics (1) 2,240 6
TG Therapeutics (1) 7,305 61
Tobira Therapeutics, CVR (1)(3) 25 —
Travere Therapeutics (1) 3,888 35
Turnstone Biologics (1) 338 1

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Twist Bioscience (1) 3,008 61
Tyra Biosciences (1)(2) 706 10
UroGen Pharma (1) 1,045 15
Vanda Pharmaceuticals (1) 2,850 12
Vaxcyte (1) 5,022 256
Vaxxinity, Class A (1) 2,104 3
Vera Therapeutics (1) 1,779 24
Veracyte (1) 3,847 86
Vericel (1) 2,532 85
Verve Therapeutics (1) 2,656 35
Vigil Neuroscience (1) 791 4
Viking Therapeutics (1) 5,151 57
Vir Biotechnology (1) 4,549 43
Viridian Therapeutics (1) 2,260 35
Vor BioPharma (1) 1,854 4
Voyager Therapeutics (1) 1,763 14
X4 Pharmaceuticals (1) 6,056 7
Xencor (1) 3,091 62
XOMA (1) 360 5
Y-mAbs Therapeutics (1) 1,864 10
Zentalis Pharmaceuticals (1) 3,100 62
Zura Bio (1) 704 5
Zymeworks (1) 2,850 18
8,021
Health Care Equipment & Supplies 3.0%
Accuray (1) 5,333 15
Alphatec Holdings (1)(2) 4,281 56
AngioDynamics (1) 1,909 14
Artivion (1) 2,130 32
AtriCure (1) 2,474 108
Atrion  72 30
Avanos Medical (1) 2,508 51
Axogen (1) 2,294 11
Axonics (1) 2,597 146
Beyond Air (1)(2) 1,263 3
Butterfly Network (1)(2) 6,939 8
Cerus (1) 9,042 15
ClearPoint Neuro (1)(2) 1,130 6
CONMED  1,621 163
Cutera (1)(2) 1,023 6
CVRx (1) 548 8
Embecta  3,088 46
Glaukos (1) 2,497 188
Haemonetics (1) 2,688 241
Inari Medical (1)(2) 2,837 186

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Inmode (1) 4,111 125
Inogen (1) 1,210 6
Integer Holdings (1) 1,763 138
iRadimed  375 17
iRhythm Technologies (1) 1,622 153
KORU Medical Systems (1) 1,723 5
Lantheus Holdings (1) 3,644 253
LeMaitre Vascular  1,053 57
LivaNova (1) 2,869 152
Merit Medical Systems (1) 3,032 209
Nano-X Imaging (1)(2) 2,431 16
Neogen (1) 11,581 215
Nevro (1) 1,883 36
Omnicell (1) 2,386 107
OraSure Technologies (1) 3,823 23
Orchestra BioMed Holdings (1)(2) 863 8
Orthofix Medical (1) 1,849 24
OrthoPediatrics (1) 854 27
Outset Medical (1)(2) 2,654 29
Paragon 28 (1) 2,408 30
PROCEPT BioRobotics (1) 1,917 63
Pulmonx (1) 1,991 21
Pulse Biosciences (1)(2) 796 3
RxSight (1) 1,450 40
Sanara Medtech (1) 186 6
Semler Scientific (1) 246 6
SI-BONE (1) 1,830 39
Sight Sciences (1) 1,171 4
Silk Road Medical (1) 2,062 31
STAAR Surgical (1) 2,582 104
Surmodics (1) 712 23
Tactile Systems Technology (1) 1,239 17
Tela Bio (1) 781 6
TransMedics Group (1)(2) 1,684 92
Treace Medical Concepts (1) 2,352 31
UFP Technologies (1) 378 61
Utah Medical Products  184 16
Varex Imaging (1) 2,079 39
Vicarious Surgical (1) 3,603 2
Zimvie (1) 1,447 14
Zynex (1)(2) 1,133 9
3,590
Health Care Providers & Services 2.7%
23andMe Holding, Class A (1)(2) 13,467 13
Accolade (1) 3,628 38

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
AdaptHealth (1) 5,115 46
Addus HomeCare (1) 831 71
Agiliti (1) 1,475 10
AirSculpt Technologies (1) 759 5
Alignment Healthcare (1) 4,565 32
AMN Healthcare Services (1) 2,120 181
Apollo Medical Holdings (1) 2,282 70
Aveanna Healthcare Holdings (1)(2) 2,822 3
Brookdale Senior Living (1) 9,989 41
Cano Health (1)(2) 11,746 3
CareMax (1) 3,690 8
Castle Biosciences (1) 1,363 23
Community Health Systems (1) 6,936 20
CorVel (1) 462 91
Cross Country Healthcare (1) 1,802 45
DocGo (1)(2) 4,077 22
Enhabit (1) 2,756 31
Ensign Group  2,921 271
Fulgent Genetics (1) 1,115 30
Guardant Health (1) 5,989 177
HealthEquity (1) 4,499 329
Hims & Hers Health (1) 6,390 40
InfuSystem Holdings (1) 1,037 10
Innovage Holding (1) 1,006 6
Invitae (1)(2) 13,196 8
Joint (1) 709 6
LifeStance Health Group (1)(2) 5,687 39
ModivCare (1) 689 22
National HealthCare  666 43
National Research, Class A  758 34
NeoGenomics (1) 6,774 83
OPKO Health (1)(2) 21,418 34
Option Care Health (1) 9,107 295
Owens & Minor (1) 3,958 64
P3 Health Partners (1) 1,963 3
Patterson  4,540 135
Pediatrix Medical Group (1) 4,491 57
Pennant Group (1) 1,577 17
PetIQ (1) 1,458 29
Privia Health Group (1) 5,886 135
Progyny (1) 4,168 142
Quipt Home Medical (1) 2,283 12
RadNet (1) 3,165 89
Select Medical Holdings  5,499 139
Surgery Partners (1)(2) 3,579 105
U.S. Physical Therapy  778 71

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Viemed Healthcare (1) 1,954 13
3,191
Health Care Technology 0.5%
American Well, Class A (1) 13,355 16
Computer Programs & Systems (1) 734 12
Definitive Healthcare (1) 2,400 19
Evolent Health, Class A (1) 5,831 159
Health Catalyst (1) 2,919 30
HealthStream  1,315 28
Multiplan (1)(2) 21,242 36
NextGen Healthcare (1) 2,928 69
OptimizeRx (1) 827 6
Phreesia (1) 2,753 51
Schrodinger (1) 2,895 82
Sharecare (1) 16,831 16
Simulations Plus  832 35
Veradigm (1) 5,747 75
634
Life Sciences Tools & Services 0.4%
Adaptive Biotechnologies (1) 5,921 32
Akoya Biosciences (1) 1,305 6
BioLife Solutions (1) 1,810 25
Codexis (1) 3,544 7
CryoPort (1) 2,189 30
Cytek Biosciences (1)(2) 6,462 36
Harvard Bioscience (1) 2,307 10
MaxCyte (1) 4,528 14
Mesa Laboratories  272 29
NanoString Technologies (1)(2) 2,233 4
Nautilus Biotechnology (1) 2,651 8
Omniab (1) 4,897 25
Omniab, Earn Out Shares $12.50 (1) 233 —
Omniab, Earn Out Shares $15.00 (1) 233 —
Pacific Biosciences of California (1)(2) 13,372 112
Quanterix (1) 1,898 51
Quantum-Si (1) 5,610 9
Seer (1) 3,435 8
SomaLogic (1)(2) 8,220 20
426
Pharmaceuticals 1.6%
Aclaris Therapeutics (1) 3,690 25
Amneal Pharmaceuticals (1) 6,643 28
Amphastar Pharmaceuticals (1) 2,019 93
Amylyx Pharmaceuticals (1) 2,712 50

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ANI Pharmaceuticals (1) 776 45
Arvinas (1) 2,589 51
Assertio Holdings (1)(2) 4,993 13
Atea Pharmaceuticals (1) 3,987 12
Axsome Therapeutics (1)(2) 1,867 130
Biote, Class A (1) 692 4
Bright Green (1) 2,960 1
Cara Therapeutics (1)(2) 2,330 4
Cassava Sciences (1)(2) 2,130 35
Citius Pharmaceuticals (1) 6,053 4
Collegium Pharmaceutical (1) 1,817 41
Corcept Therapeutics (1) 4,280 117
CorMedix (1) 2,890 11
Edgewise Therapeutics (1) 2,206 13
Enliven Therapeutics (1)(2) 1,249 17
Evolus (1) 2,245 21
Eyenovia (1)(2) 1,365 2
EyePoint Pharmaceuticals (1) 1,378 11
Harmony Biosciences Holdings (1) 1,758 58
Harrow (1) 1,584 23
Ikena Oncology (1)(2) 1,439 6
Innoviva (1) 3,145 41
Intra-Cellular Therapies (1) 5,016 261
Liquidia (1) 2,586 16
Longboard Pharmaceuticals (1) 767 4
Marinus Pharmaceuticals (1)(2) 2,668 21
NGM Biopharmaceuticals (1) 2,170 2
Nuvation Bio (1) 7,340 10
Ocular Therapeutix (1) 4,272 13
Omeros (1)(2) 3,482 10
Optinose (1) 3,601 4
Pacira BioSciences (1) 2,423 74
Phathom Pharmaceuticals (1) 1,671 17
Phibro Animal Health, Class A  1,141 15
Pliant Therapeutics (1) 3,063 53
Prestige Consumer Healthcare (1) 2,636 151
Rain Oncology (1) 833 1
Revance Therapeutics (1)(2) 4,440 51
Scilex Holding (1) 2,710 4
scPharmaceuticals (1)(2) 1,637 12
SIGA Technologies (2) 2,473 13
Supernus Pharmaceuticals (1) 2,616 72
Taro Pharmaceutical Industries (1) 453 17
Tarsus Pharmaceuticals (1)(2) 1,259 22
Terns Pharmaceuticals (1) 2,416 12
Theravance Biopharma (1)(2) 2,971 26

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Theseus Pharmaceuticals (1) 1,029 3
Third Harmonic Bio (1) 1,021 7
Trevi Therapeutics (1) 2,053 4
Ventyx Biosciences (1) 2,488 86
Verrica Pharmaceuticals (1) 1,029 4
WaVe Life Sciences (1) 3,227 19
Xeris Biopharma Holdings (1)(2) 7,417 14
Zevra Therapeutics (1)(2) 1,706 8
1,882
Total Health Care 17,744
INDUSTRIALS & BUSINESS SERVICES 16.9%
Aerospace & Defense 0.7%
AAR (1) 1,833 109
AeroVironment (1) 1,381 154
AerSale (1) 1,407 21
Archer Aviation, Class A (1)(2) 8,032 41
Astronics (1) 1,443 23
Cadre Holdings  1,034 28
Ducommun (1) 704 31
Eve Holding (1) 891 7
Kaman  1,515 30
Leonardo DRS (1) 2,702 45
Moog, Class A  1,505 170
National Presto Industries  283 20
Park Aerospace  978 15
Redwire (1) 392 1
Rocket Lab USA (1) 14,999 66
Terran Orbital (1)(2) 4,181 3
Triumph Group (1) 3,470 27
V2X (1) 610 31
Virgin Galactic Holdings (1) 13,914 25
847
Air Freight & Logistics 0.3%
Air Transport Services Group (1) 2,986 62
Forward Air  1,383 95
Hub Group, Class A (1) 1,662 131
Radiant Logistics (1) 1,958 11
299
Building Products 1.8%
AAON  3,593 204
American Woodmark (1) 880 67
Apogee Enterprises  1,173 55
AZZ  1,324 60
CSW Industrials  819 144

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Gibraltar Industries (1) 1,615 109
Griffon  2,334 93
Insteel Industries  1,006 33
Janus International Group (1) 4,528 48
JELD-WEN Holding (1) 4,572 61
Masonite International (1) 1,190 111
Masterbrand (1) 6,904 84
PGT Innovations (1) 3,028 84
Quanex Building Products  1,778 50
Resideo Technologies (1) 7,780 123
Simpson Manufacturing  2,297 344
UFP Industries  3,215 329
Zurn Elkay Water Solutions (2) 7,846 220
2,219
Commercial Services & Supplies 1.6%
ABM Industries  3,517 141
ACCO Brands  4,914 28
ACV Auctions, Class A (1) 6,751 102
Aris Water Solution, Class A  1,629 16
BrightView Holdings (1) 2,176 17
Brink's  2,478 180
Casella Waste Systems, Class A (1) 3,027 231
CECO Environmental (1) 1,589 25
Cimpress (1) 951 67
CompX International  61 1
CoreCivic (1) 6,066 68
Deluxe  2,329 44
Ennis  1,352 29
Enviri (1) 4,261 31
GEO Group (1)(2) 6,442 53
Healthcare Services Group  3,887 40
Heritage-Crystal Clean (1) 945 43
HNI  2,474 86
Interface  3,022 30
LanzaTech Global (1)(2) 1,016 5
Li-Cycle Holdings (1)(2) 7,514 27
Liquidity Services (1) 1,239 22
Matthews International, Class A  1,584 62
MillerKnoll  4,045 99
Montrose Environmental Group (1) 1,512 44
NL Industries  419 2
OPENLANE (1) 5,742 86
Performant Financial (1) 3,310 7
Pitney Bowes  9,441 28
Quad/Graphics (1) 1,548 8

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SP Plus (1) 1,029 37
Steelcase, Class A  4,959 55
UniFirst  796 130
Viad (1) 1,077 28
VSE  685 34
1,906
Construction & Engineering 1.6%
Ameresco, Class A (1)(2) 1,713 66
API Group (1) 11,205 291
Arcosa  2,590 186
Argan  682 31
Bowman Consulting Group (1) 574 16
Comfort Systems USA  1,896 323
Concrete Pumping Holdings (1) 1,321 11
Construction Partners, Class A (1) 2,140 78
Dycom Industries (1) 1,522 136
Eneti  1,380 14
Fluor (1) 7,640 280
Granite Construction  2,324 88
Great Lakes Dredge & Dock (1) 3,541 28
IES Holdings (1) 441 29
INNOVATE (1)(2) 3,402 6
Limbach Holdings (1) 509 16
MYR Group (1) 873 118
Northwest Pipe (1) 508 15
Primoris Services  2,796 92
Southland Holdings (1) 184 1
Sterling Infrastructure (1) 1,603 118
Tutor Perini (1) 2,310 18
1,961
Electrical Equipment 1.5%
Allient  703 22
Amprius Technologies (1) 263 1
Array Technologies (1) 8,082 179
Atkore (1) 2,059 307
Babcock & Wilcox Enterprises (1) 3,074 13
Blink Charging (1)(2) 3,006 9
Bloom Energy, Class A (1)(2) 10,224 136
Dragonfly Energy Holdings (1) 1,778 3
Encore Wire  855 156
Energy Vault Holdings (1)(2) 4,951 13
EnerSys  2,189 207
Enovix (1)(2) 7,284 91
Eos Energy Enterprises (1)(2) 6,033 13
ESS Tech (1)(2) 4,482 8

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Fluence Energy (1)(2) 2,121 49
FTC Solar (1)(2) 3,249 4
FuelCell Energy (1) 22,112 28
GrafTech International (2) 10,489 40
LSI Industries  1,397 22
NEXTracker, Class A (1) 2,636 106
NuScale Power (1)(2) 2,976 15
Powell Industries  486 40
Preformed Line Products  137 22
SES AI (1)(2) 6,843 16
Shoals Technologies Group, Class A (1) 9,200 168
SKYX Platforms (1)(2) 2,799 4
Stem (1)(2) 7,622 32
SunPower (1)(2) 4,689 29
Thermon Group Holdings (1) 1,749 48
TPI Composites (1)(2) 2,089 6
Vicor (1) 1,184 70
1,857
Ground Transportation 0.5%
ArcBest  1,287 131
Covenant Logistics Group, Class A  456 20
Daseke (1) 2,341 12
FTAI Infrastructure  5,476 18
Heartland Express  2,464 36
Marten Transport  3,098 61
PAM Transportation Services (1) 339 7
RXO (1) 6,174 122
TuSimple Holdings, Class A (1) 8,537 13
Universal Logistics Holdings  360 9
Werner Enterprises  3,355 131
560
Industrial Conglomerates 0.0%
Brookfield Business, Class A (2) 1,383 25
25
Machinery 3.7%
374Water (1) 2,918 4
3D Systems (1)(2) 6,674 33
Alamo Group  537 93
Albany International, Class A  1,662 143
Astec Industries  1,214 57
Barnes Group  2,606 89
Blue Bird (1) 986 21
Chart Industries (1)(2) 2,286 387
CIRCOR International (1) 1,085 60

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Columbus McKinnon  1,520 53
Commercial Vehicle Group (1) 1,839 14
Desktop Metal, Class A (1)(2) 15,439 23
Douglas Dynamics  1,200 36
Energy Recovery (1) 2,969 63
Enerpac Tool Group  2,977 79
EnPro Industries  1,113 135
ESCO Technologies  1,360 142
Federal Signal  3,194 191
Franklin Electric  2,464 220
Gencor Industries (1) 520 7
Gorman-Rupp  1,224 40
Greenbrier  1,613 65
Helios Technologies  1,744 97
Hillenbrand  3,652 155
Hillman Solutions (1) 10,388 86
Hyliion Holdings (1)(2) 7,253 9
Hyster-Yale Materials Handling  587 26
John Bean Technologies  1,697 178
Kadant  621 140
Kennametal  4,284 107
Lindsay  588 69
Luxfer Holdings  1,515 20
Manitowoc (1) 1,839 28
Mayville Engineering (1) 544 6
Microvast Holdings (1)(2) 5,998 11
Miller Industries  594 23
Mueller Industries  3,005 226
Mueller Water Products, Class A  8,241 104
Nikola (1)(2) 33,333 52
Omega Flex  165 13
Park-Ohio Holdings  413 8
Proto Labs (1) 1,414 37
REV Group  1,675 27
Shyft Group  1,826 27
SPX Technologies (1) 2,351 191
Standex International  627 91
Tennant  986 73
Terex  3,563 205
Titan International (1) 2,819 38
Trinity Industries  4,338 106
Velo3D (1)(2) 4,382 7
Wabash National  2,533 54
Watts Water Technologies, Class A  1,454 251
4,420

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Marine Transportation 0.3%
Costamare  2,684 26
Eagle Bulk Shipping  486 20
Genco Shipping & Trading  2,221 31
Golden Ocean Group  6,639 52
Himalaya Shipping (1) 442 2
Matson  1,890 168
Pangaea Logistics Solutions  2,063 12
Safe Bulkers (2) 3,531 12
323
Passenger Airlines 0.4%
Allegiant Travel  843 65
Blade Air Mobility (1) 3,088 8
Frontier Group Holdings (1)(2) 1,957 10
Hawaiian Holdings (1)(2) 2,760 17
JetBlue Airways (1) 17,587 81
Joby Aviation (1) 14,809 96
SkyWest (1) 2,323 97
Spirit Airlines  5,834 96
Sun Country Airlines Holdings (1) 2,073 31
501
Professional Services 2.5%
Alight, Class A (1) 21,066 149
ASGN (1) 2,573 210
Asure Software (1) 932 9
Barrett Business Services  353 32
BlackSky Technology (1) 5,817 7
CBIZ (1) 2,558 133
Conduent (1) 9,267 32
CRA International  357 36
CSG Systems International  1,693 87
ExlService Holdings (1) 8,665 243
Exponent  2,715 232
First Advantage  2,929 40
FiscalNote Holdings (1) 3,065 6
Forrester Research (1) 631 18
Franklin Covey (1) 612 26
Heidrick & Struggles International  1,068 27
HireQuest  264 4
HireRight Holdings (1) 738 7
Huron Consulting Group (1) 1,017 106
IBEX (1) 554 9
ICF International  1,003 121
Innodata (1) 1,411 12

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Insperity  1,946 190
Kelly Services, Class A  1,705 31
Kforce  1,030 62
Korn Ferry  2,764 131
Legalzoom.com (1) 5,596 61
Maximus  3,233 241
Mistras Group (1) 1,025 6
NV5 Global (1) 737 71
Parsons (1) 2,179 118
Planet Labs PBC (1)(2) 8,855 23
Resources Connection  1,725 26
Skillsoft (1)(2) 4,003 4
Sterling Check (1)(2) 1,699 22
TriNet Group (1) 2,007 234
TrueBlue (1) 1,645 24
TTEC Holdings  1,059 28
Upwork (1) 6,524 74
Verra Mobility (1) 7,447 139
Willdan Group (1) 697 14
3,045
Trading Companies & Distributors 2.0%
Alta Equipment Group  1,260 15
Applied Industrial Technologies  2,067 320
Beacon Roofing Supply (1) 2,861 221
BlueLinx Holdings (1) 465 38
Boise Cascade  2,107 217
Custom Truck One Source (1) 3,044 19
Distribution Solutions Group (1) 514 13
DXP Enterprises (1) 771 27
EVI Industries (1) 234 6
FTAI Aviation  5,305 189
GATX  1,895 206
Global Industrial  719 24
GMS (1) 2,169 139
H&E Equipment Services  1,703 74
Herc Holdings  1,506 179
Hudson Technologies (1) 2,372 31
Karat Packaging  314 7
McGrath RentCorp  1,311 131
MRC Global (1) 4,526 46
NOW (1) 5,712 68
Rush Enterprises, Class A  3,322 136
Rush Enterprises, Class B  511 23
Textainer Group Holdings  2,217 83
Titan Machinery (1) 1,085 29

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Transcat (1) 388 38
Veritiv  701 118
Willis Lease Finance (1) 179 8
Xometry, Class A (1) 1,829 31
2,436
Total Industrials & Business Services 20,399
INFORMATION TECHNOLOGY 13.2%
Communications Equipment 0.7%
ADTRAN Holdings  4,187 34
Aviat Networks (1) 611 19
Calix (1) 3,124 143
Cambium Networks (1) 645 5
Clearfield (1)(2) 693 20
CommScope Holding (1) 10,798 36
Comtech Telecommunications  1,535 13
Digi International (1) 1,859 50
DZS (1)(2) 992 2
Extreme Networks (1) 6,775 164
Harmonic (1) 5,878 57
Infinera (1)(2) 10,459 44
KVH Industries (1) 923 5
NETGEAR (1) 1,552 20
NetScout Systems (1) 3,627 102
Ribbon Communications (1) 4,987 13
Viavi Solutions (1) 11,692 107
834
Electronic Equipment, Instruments & Components 2.7%
908 Devices (1)(2) 1,198 8
Advanced Energy Industries  1,995 206
Aeva Technologies (1) 5,003 4
Akoustis Technologies (1) 3,228 2
Arlo Technologies (1) 4,669 48
Badger Meter  1,564 225
Bel Fuse, Class B  565 27
Belden  2,268 219
Benchmark Electronics  1,893 46
Climb Global Solutions  238 10
CTS  1,683 70
Daktronics (1) 1,980 18
ePlus (1) 1,415 90
Evolv Technologies Holdings (1) 5,900 29
Fabrinet (1) 1,972 329
FARO Technologies (1) 1,021 15
Insight Enterprises (1) 1,523 222

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Iteris (1) 2,103 9
Itron (1) 2,409 146
Kimball Electronics (1) 1,264 35
Knowles (1) 4,791 71
Lightwave Logic (1)(2) 6,160 27
Luna Innovations (1) 1,827 11
Methode Electronics  1,922 44
MicroVision (1)(2) 9,414 21
Mirion Technologies (1)(2) 10,665 80
Napco Security Technologies  1,691 38
nLight (1) 2,345 24
Novanta (1) 1,918 275
OSI Systems (1) 842 99
PAR Technology (1)(2) 1,412 54
PC Connection  611 33
Plexus (1) 1,453 135
Presto Automation (1) 156 —
Richardson Electronics  588 6
Rogers (1) 923 121
Sanmina (1) 3,049 165
ScanSource (1) 1,322 40
SmartRent (1) 10,055 26
TTM Technologies (1) 5,425 70
Vishay Intertechnology  6,874 170
Vishay Precision Group (1) 679 23
Vuzix (1)(2) 2,977 11
3,302
IT Services 0.5%
BigBear.ai Holdings (1)(2) 1,319 2
BigCommerce Holdings, Series 1 (1) 3,532 35
Brightcove (1) 2,274 8
DigitalOcean Holdings (1)(2) 3,379 81
Fastly, Class A (1) 6,296 121
Grid Dynamics Holdings (1) 2,963 36
Hackett Group  1,317 31
Information Services Group  1,847 8
Kratos Defense & Security Solutions (1) 6,624 100
Perficient (1) 1,822 105
Rackspace Technology (1) 4,030 9
Squarespace, Class A (1) 2,406 70
Thoughtworks Holding (1) 4,865 20
Tucows, Class A (1)(2) 500 10
Unisys (1) 3,756 13
649

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Semiconductors & Semiconductor Equipment 3.1%
ACM Research, Class A (1) 2,534 46
Aehr Test Systems (1)(2) 1,395 64
Alpha & Omega Semiconductor (1) 1,215 36
Ambarella (1) 2,015 107
Amkor Technology  5,425 123
Atomera (1)(2) 1,131 7
Axcelis Technologies (1) 1,747 285
CEVA (1) 1,254 24
Cohu (1) 2,485 86
Credo Technology Group Holding (1) 5,195 79
Diodes (1) 2,411 190
FormFactor (1) 4,098 143
Ichor Holdings (1) 1,549 48
Impinj (1)(2) 1,237 68
indie Semiconductor, Class A (1)(2) 7,340 46
inTEST (1) 528 8
Kulicke & Soffa Industries  2,946 143
MACOM Technology Solutions Holdings (1) 2,899 237
Maxeon Solar Technologies (1)(2) 1,592 19
MaxLinear (1) 3,967 88
Navitas Semiconductor (1) 5,851 41
NVE  255 21
Onto Innovation (1) 2,621 334
PDF Solutions (1) 1,630 53
Photronics (1) 3,233 65
Power Integrations  3,045 232
Rambus (1) 5,838 326
Semtech (1) 3,402 88
Silicon Laboratories (1) 1,694 196
SiTime (1) 911 104
SkyWater Technology (1) 899 5
SMART Global Holdings (1) 2,551 62
Synaptics (1) 2,118 189
Transphorm (1) 1,347 3
Ultra Clean Holdings (1) 2,352 70
Veeco Instruments (1) 2,727 77
3,713
Software 5.3%
8x8 (1) 6,368 16
A10 Networks  3,822 57
ACI Worldwide (1) 5,760 130
Adeia  5,706 61
Agilysys (1) 1,063 70
Alarm.com Holdings (1) 2,538 155

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Alkami Technology (1) 2,085 38
Altair Engineering, Class A (1) 2,863 179
American Software, Class A  1,756 20
Amplitude, Class A (1) 3,627 42
Appfolio, Class A (1) 1,024 187
Appian, Class A (1) 2,182 100
Applied Digital (1) 3,746 23
Asana, Class A (1) 4,231 77
Aurora Innovation (1)(2) 17,772 42
AvePoint (1) 8,158 55
Bit Digital (1)(2) 3,556 8
Blackbaud (1) 2,311 163
BlackLine (1) 2,991 166
Box, Class A (1) 7,478 181
Braze, Class A (1) 2,783 130
C3.ai, Class A (1)(2) 3,218 82
Cerence (1) 2,143 44
Cipher Mining (1)(2) 2,271 5
Cleanspark (1) 5,960 23
CommVault Systems (1) 2,350 159
Consensus Cloud Solutions (1) 1,046 26
CoreCard (1) 357 7
Couchbase (1) 1,834 31
CS Disco (1) 1,241 8
CXApp (1) 95 —
Digimarc (1)(2) 774 25
Digital Turbine (1) 5,200 31
Domo, Class B (1) 1,627 16
E2open Parent Holdings (1) 8,962 41
Ebix (2) 1,475 15
eGain (1) 1,065 7
Enfusion, Class A (1)(2) 2,058 18
EngageSmart (1) 2,600 47
Envestnet (1) 2,661 117
Everbridge (1) 2,166 49
EverCommerce (1) 1,174 12
Expensify, Class A (1) 3,155 10
Freshworks, Class A (1) 8,636 172
Instructure Holdings (1) 1,037 26
Intapp (1) 1,179 40
InterDigital  1,415 114
Jamf Holding (1) 3,690 65
Kaltura (1) 4,088 7
LivePerson (1) 3,928 15
LiveRamp Holdings (1) 3,497 101
LiveVox Holdings (1)(2) 1,113 4

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Marathon Digital Holdings (1)(2) 9,100 77
Matterport (1) 13,670 30
MeridianLink (1) 1,397 24
MicroStrategy, Class A (1) 589 193
Mitek Systems (1)(2) 2,265 24
Model N (1) 2,009 49
N-Able (1) 3,766 49
NextNav (1) 2,880 15
Olo, Class A (1) 5,671 34
ON24  1,858 12
OneSpan (1) 2,177 23
PagerDuty (1) 4,715 106
PowerSchool Holdings, Class A (1)(2) 2,957 67
Progress Software  2,322 122
PROS Holdings (1) 2,380 82
Q2 Holdings (1) 3,009 97
Qualys (1) 1,991 304
Rapid7 (1) 3,174 145
Red Violet (1) 628 13
Rimini Street (1) 2,536 6
Riot Platforms (1) 9,069 85
Sapiens International  1,643 47
SEMrush Holdings, Class A (1) 1,764 15
SolarWinds (1) 2,746 26
SoundHound AI, Class A (1)(2) 7,836 16
SoundThinking (1)(2) 528 9
Sprinklr, Class A (1) 5,488 76
Sprout Social, Class A (1)(2) 2,532 126
SPS Commerce (1) 1,964 335
Tenable Holdings (1) 6,067 272
Terawulf (1)(2) 7,470 9
Varonis Systems (1) 5,766 176
Verint Systems (1) 3,300 76
Veritone (1)(2) 1,367 4
Viant Technology, Class A (1) 903 5
Weave Communications (1) 1,838 15
Workiva (1) 2,619 265
Xperi (1) 2,304 23
Yext (1) 5,797 37
Zeta Global Holdings, Class A (1) 7,342 61
Zuora, Class A (1) 6,921 57
6,424
Technology Hardware, Storage & Peripherals 0.9%
Avid Technology (1) 1,820 49
CompoSecure (1)(2) 811 5

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Corsair Gaming (1) 1,952 28
CPI Card Group (1) 211 4
Eastman Kodak (1) 3,026 13
Immersion  1,772 12
Intevac (1) 1,261 4
IonQ (1)(2) 8,512 126
Super Micro Computer (1) 2,479 680
Turtle Beach (1) 844 8
Xerox Holdings  6,157 96
1,025
Total Information Technology 15,947
MATERIALS 4.5%
Chemicals 1.9%
AdvanSix  1,385 43
American Vanguard  1,417 15
Aspen Aerogels (1) 2,875 25
Avient  4,821 170
Balchem  1,697 210
Cabot  2,956 205
Chase  399 51
Core Molding Technologies (1) 440 13
Danimer Scientific (1)(2) 4,634 10
Ecovyst (1) 5,087 50
FutureFuel  1,368 10
Hawkins  1,040 61
HB Fuller  2,888 198
Ingevity (1) 1,932 92
Innospec  1,325 135
Intrepid Potash (1) 577 14
Koppers Holdings  1,086 43
Kronos Worldwide (2) 1,161 9
Livent (1)(2) 9,634 177
LSB Industries (1) 2,898 30
Mativ Holdings  2,848 41
Minerals Technologies  1,730 95
Origin Materials (1)(2) 6,532 8
Orion  3,005 64
Perimeter Solutions (1)(2) 8,292 38
PureCycle Technologies (1)(2) 6,190 35
Quaker Chemical  736 118
Rayonier Advanced Materials (1) 3,297 12
Sensient Technologies  2,246 131
Stepan  1,127 84
Trinseo  1,945 16
Tronox Holdings  6,230 84

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Valhi (2) 85 1
2,288
Construction Materials 0.3%
Knife River (1) 3,004 147
Summit Materials, Class A (1) 6,335 197
United States Lime & Minerals  111 22
366
Containers & Packaging 0.3%
Greif, Class A  1,292 86
Greif, Class B  268 18
Myers Industries  1,921 34
O-I Glass (1) 8,219 137
Pactiv Evergreen  2,181 18
Ranpak Holdings (1) 2,356 13
TriMas  2,244 56
362
Metals & Mining 1.9%
5E Advanced Materials (1)(2) 1,895 4
Alpha Metallurgical Resources  666 173
Arch Resources  975 167
ATI (1) 6,908 284
Caledonia Mining  808 8
Carpenter Technology  2,557 172
Century Aluminum (1) 2,890 21
Coeur Mining (1) 17,744 40
Commercial Metals  6,274 310
Compass Minerals International  1,855 52
Constellium (1) 6,721 122
Contango ORE (1) 184 3
Dakota Gold (1) 2,860 7
Haynes International  673 31
Hecla Mining  32,452 127
i-80 Gold (1) 10,607 16
Ivanhoe Electric (1) 2,990 36
Kaiser Aluminum  842 63
Materion  1,091 111
NioCorp Developments (1) 95 —
Novagold Resources (1) 13,028 50
Olympic Steel  532 30
Perpetua Resources (1) 1,860 6
Piedmont Lithium (1)(2) 943 38
PolyMet Mining (1) 1,758 4
Ramaco Resources, Class A  1,205 13
Ramaco Resources, Class B  240 3

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ryerson Holding  1,291 38
Schnitzer Steel Industries, Class A  1,386 39
SunCoke Energy  4,432 45
TimkenSteel (1) 2,290 50
Tredegar  1,358 7
Warrior Met Coal  2,748 140
Worthington Industries  1,636 101
2,311
Paper & Forest Products 0.1%
Clearwater Paper (1) 883 32
Glatfelter (1) 2,204 5
Sylvamo  1,938 85
122
Total Materials 5,449
REAL ESTATE 5.9%
Diversified Real Estate Investment Trusts 0.6%
Alexander & Baldwin, REIT  3,911 65
Alpine Income Property Trust, REIT  737 12
American Assets Trust, REIT  2,630 51
Armada Hoffler Properties, REIT  3,549 36
Broadstone Net Lease, REIT  9,978 143
CTO Realty Growth, REIT  1,130 18
Empire State Realty Trust, Class A, REIT  6,932 56
Essential Properties Realty Trust, REIT  8,273 179
Gladstone Commercial, REIT  2,128 26
Global Net Lease, REIT  10,342 99
NexPoint Diversified Real Estate Trust, REIT  1,681 15
One Liberty Properties, REIT  839 16
Star Holdings (1)(2) 644 8
724
Health Care Real Estate Investment Trusts 0.6%
CareTrust REIT, REIT  5,325 109
Community Healthcare Trust, REIT  1,367 41
Diversified Healthcare Trust, REIT  12,546 24
Global Medical REIT, REIT  3,319 30
LTC Properties, REIT  2,209 71
National Health Investors, REIT  2,217 114
Physicians Realty Trust, REIT  12,585 153
Sabra Health Care REIT, REIT  12,254 171
Universal Health Realty Income Trust, REIT  691 28
741
Hotel & Resort Real Estate Investment Trusts 0.8%
Apple Hospitality REIT, REIT  11,572 177

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Braemar Hotels & Resorts, REIT  3,327 9
Chatham Lodging Trust, REIT  2,626 25
DiamondRock Hospitality, REIT  11,209 90
Hersha Hospitality Trust, Class A, REIT  1,598 16
Pebblebrook Hotel Trust, REIT (2) 6,462 88
RLJ Lodging Trust, REIT  8,285 81
Ryman Hospitality Properties, REIT  3,070 256
Service Properties Trust, REIT  8,789 68
Summit Hotel Properties, REIT  5,529 32
Sunstone Hotel Investors, REIT  11,139 104
Xenia Hotels & Resorts, REIT  5,833 69
1,015
Industrial Real Estate Investment Trusts 0.5%
Innovative Industrial Properties, REIT (2) 1,481 112
LXP Industrial Trust, REIT  15,382 137
Plymouth Industrial REIT, REIT  2,261 47
Terreno Realty, REIT  4,346 247
543
Office Real Estate Investment Trusts 0.7%
Brandywine Realty Trust, REIT  9,201 42
City Office REIT, REIT  2,108 9
COPT Defense Properties, REIT  5,970 142
Douglas Emmett, REIT (2) 8,637 110
Easterly Government Properties, REIT  5,015 57
Equity Commonwealth, REIT  5,580 103
Hudson Pacific Properties, REIT (2) 7,381 49
JBG SMITH Properties, REIT  5,822 84
Office Properties Income Trust, REIT  2,466 10
Orion Office REIT, REIT  3,172 17
Paramount Group, REIT  10,018 46
Peakstone Realty Trust, REIT (2) 1,942 32
Piedmont Office Realty Trust, Class A, REIT  6,685 38
Postal Realty Trust, Class A, REIT (2) 1,020 14
SL Green Realty, REIT (2) 3,425 128
881
Real Estate Management & Development 0.7%
American Realty Investors (1) 57 1
Anywhere Real Estate (1) 5,765 37
Compass, Class A (1) 15,862 46
Cushman & Wakefield (1) 8,850 67
DigitalBridge Group (2) 8,587 151
Douglas Elliman  4,036 9
eXp World Holdings (2) 3,801 62
Forestar Group (1) 1,011 27

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
FRP Holdings (1) 354 19
Kennedy-Wilson Holdings  6,326 93
Marcus & Millichap  1,241 36
Maui Land & Pineapple (1) 371 5
Newmark Group, Class A  7,404 48
Opendoor Technologies, Class A (1) 28,987 77
RE/MAX Holdings, Class A  999 13
Redfin (1)(2) 5,679 40
RMR Group, Class A  846 21
St. Joe  1,829 99
Stratus Properties (1) 316 9
Tejon Ranch (1) 1,068 17
Transcontinental Realty Investors (1)(2) 92 3
880
Residential Real Estate Investment Trusts 0.4%
Apartment Investment & Management, Class A, REIT (1) 6,996 48
BRT Apartments, REIT  607 10
Centerspace, REIT  806 48
Clipper Realty, REIT  737 4
Elme Communities, REIT  4,685 64
Independence Realty Trust, REIT  12,045 169
NexPoint Residential Trust, REIT  1,176 38
UMH Properties, REIT  2,983 42
Veris Residential, REIT  4,242 70
493
Retail Real Estate Investment Trusts 1.2%
Acadia Realty Trust, REIT  4,887 70
Alexander's, REIT  120 22
CBL & Associates Properties, REIT  1,421 30
Getty Realty, REIT  2,415 67
InvenTrust Properties, REIT  3,626 86
Kite Realty Group Trust, REIT  11,572 248
Macerich, REIT  11,535 126
NETSTREIT, REIT (2) 3,598 56
Phillips Edison, REIT (2) 6,255 210
Retail Opportunity Investments, REIT  6,548 81
RPT Realty, REIT  4,652 49
Saul Centers, REIT  601 21
SITE Centers, REIT  10,121 125
Tanger Factory Outlet Centers, REIT  5,421 123
Urban Edge Properties, REIT  6,109 93
Whitestone REIT, REIT  2,521 24
1,431

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Specialized Real Estate Investment Trusts 0.4%
Farmland Partners, REIT (2) 2,535 26
Four Corners Property Trust, REIT  4,603 102
Gladstone Land, REIT (2) 1,798 25
Outfront Media, REIT  7,900 80
PotlatchDeltic, REIT  4,222 192
Safehold, REIT (2) 2,342 42
Uniti Group, REIT  12,697 60
527
Total Real Estate 7,235
TRUSTS & FUNDS 0.6%
Trusts & Mutual Funds 0.6%
iShares Russell 2000 ETF (2) 4,224 747
Total Trusts & Funds 747
UTILITIES 2.9%
Electric Utilities 0.7%
ALLETE  3,104 164
Genie Energy, Class B  1,081 16
MGE Energy  1,933 132
Otter Tail (2) 2,216 168
PNM Resources  4,575 204
Portland General Electric  5,180 210
894
Gas Utilities 1.0%
Brookfield Infrastructure, Class A (2) 6,390 226
Chesapeake Utilities  925 90
New Jersey Resources  5,184 210
Northwest Natural Holding  1,912 73
ONE Gas  2,927 200
RGC Resources  394 7
Southwest Gas Holdings  3,276 198
Spire  2,735 155
1,159
Independent Power & Renewable Electricity Producers 0.3%
Altus Power (1) 3,419 18
Montauk Renewables (1) 3,646 33
Ormat Technologies  2,836 198
Sunnova Energy International (1)(2) 5,379 57
306
Multi-Utilities 0.4%
Avista  4,023 130
Black Hills  3,551 180

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Northwestern Energy Group  3,185 153
Unitil  836 36
499
Water Utilities 0.5%
American States Water  1,961 154
Artesian Resources, Class A  505 21
Cadiz (1) 1,998 7
California Water Service Group  3,068 145
Consolidated Water  806 23
Global Water Resources  601 6
Middlesex Water  934 62
Pure Cycle (1) 1,023 10
SJW Group  1,696 102
York Water  753 28
558
Total Utilities 3,416
Total Common Stocks (Cost $137,018) 120,219
SHORT-TERM INVESTMENTS 0.2%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 5.40% (4)(5) 44,913 45
45
U.S. Treasury Obligations 0.2%
U.S. Treasury Bills, 5.335%, 12/14/23 (6) 130,000 128
128
Total Short-Term Investments (Cost $174) 173

T. ROWE PRICE Small-Cap Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL 8.8%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 8.8%
Money Market Funds 8.8%
T. Rowe Price Government Reserve Fund, 5.40% (4)(5) 10,655,205 10,655
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 10,655
Total Securities Lending Collateral (Cost $10,655) 10,655
Total Investments in Securities 108.7%
(Cost $147,847) $ 131,047
Other Assets Less Liabilities (8.7)% (10,465)
Net Assets 100.0% $ 120,582
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at September 30, 2023.
(3) Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
(6) At September 30, 2023, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
CVR Contingent Value Rights
ETF Exchange-Traded Fund
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Small-Cap Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 3 Russell 2000 E-Mini Index contracts 12/23 270 $ (13)
Net payments (receipts) of variation margin to date 11
Variation margin receivable (payable) on open futures contracts $ (2)

T. ROWE PRICE Small-Cap Index Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.40% $ — $ — $ 18++
Totals $ —# $ — $ 18+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
09/30/23
T. Rowe Price Government
Reserve Fund, 5.40% $ 5,229  ¤  ¤ $ 10,700
Total $ 10,700^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $18 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $10,700.

T. ROWE PRICE Small-Cap Index Fund
Unaudited
Notes to Portfolio of Investments
53
T. Rowe Price Small-Cap Index Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Small-Cap Index Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed

T. ROWE PRICE Small-Cap Index Fund

representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 120,215 $ 4 $ — $ 120,219
Short-Term Investments 45 128 — 173
Securities Lending Collateral 10,655 — — 10,655
Total $ 130,915 $ 132 $ — $ 131,047
Liabilities
Futures Contracts* $ 13 $ — $ — $ 13
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Small-Cap Index Fund

Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.